Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2023	2024
	US$	US$
Accrued payroll and welfare	22,173,790	25,221,153
Advertising expenses payable	1,844,115	1,713,841
Other taxes payable	572,878	740,975
Others	1,174,555	4,728,903
Accrued expenses and other current liabilities	25,765,338	32,404,872